Cash flow information - Cash used in operation Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash used in operation Abstract [Abstract]
Net Loss before income tax	¥ (255,144)	¥ (76,423)
Adjustments for:
Depreciation of property, plant and equipment	58	0
Depreciation of right-of-use assets	6,515	3,537
Credit loss allowances on financial asset	3,205	135
Non-cash employee benefits expense-share based payments	10,788	0
interest expense	1,097	300
Increase in trade receivables	(33,632)	(4,824)
Increase in prepayments, other receivables and other assets	(59,178)	(14,449)
Increase in trade and other payables	101,097	34,508
Increase in contract liabilities	6,080	276
Cash used in operations	¥ (219,114)	¥ (56,940)